Leases - Cash Payments Included in Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash payments included in lease liabilities
Operating cash flows used in operating leases	$ (3)		$ (5)
Operating cash flows used in finance leases	(4)		(9)
Financing cash flows used in finance leases	0		(15)
Right-of-use assets obtained in exchange for new lease liabilities
Right-of-use assets obtained in exchange for operating lease liabilities	$ 2	$ 0	$ 48	$ 0